Organization and nature of business (Tables)	6 Months Ended
Mar. 31, 2025
Organization and nature of business
Schedule of major subsidiaries
	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities
CN Energy	November 23, 2018	British Virgin Islands	Parent	Holding company
Ewforest	November 29, 2024	Hong Kong, China	100%	Holding company
CN Energy USA	March 31, 2022	Delaware, U.S.	100%	Inactive
MZ HK	December 6, 2018	Hong Kong, China	100%	Holding company
MZ Pintai	January 22, 2019	Zhejiang, China	100%	Holding company
Zhejiang New Material	May 24, 2021	Zhejiang, China	100%	Produce and sell Activated Carbon
Zhoushan Trading	April 8, 2022	Zhejiang, China	100%	Trading
Ningbo Trading	April 13, 2022	Zhejiang, China	100%	Trading
Yunnan Yuemu	September 2, 2022	Yunnan, China	100%	Holding company
Yunnan Honghao	May 6, 2013	Yunnan, China	100%	Forestry project investment and development